Fair Value of Financial Instruments (Tables)	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption
The following table sets out the fair values of financial instruments of the Bank using the valuation methods and assumptions described above. The fair values disclosed do not include non-financial
assets, such as property and equipment, investments in associates, precious metals, goodwill and other intangible assets.

	2019		2018
As at October 31 ($ millions)	Total fair value	Total carrying value	Total fair value	Total carrying value
Assets:
Cash and deposits with financial institutions	$46,720	$46,720	$62,269	$62,269
Trading assets	127,488	127,488	100,262	100,262
Financial instruments designated at fair value through profit or loss	–	–	12	12
Securities purchased under resale agreements and securities borrowed	131,178	131,178	104,018	104,018
Derivative financial instruments	38,119	38,119	37,558	37,558
Investment securities – other	60,514	60,514	57,653	57,653
Investment securities – amortized cost	22,000	21,845	20,316	20,743
Loans	600,155	592,483	553,758	551,834
Customers’ liability under acceptances	13,896	13,896	16,329	16,329
Other financial assets	15,142	15,142	10,913	10,913
Liabilities:
Deposits	735,270	733,390	674,535	676,534
Financial instruments designated at fair value through profit or loss	12,235	12,235	8,188	8,188
Acceptances	13,901	13,901	16,338	16,338
Obligations related to securities sold short	30,404	30,404	32,087	32,087
Derivative financial instruments	40,222	40,222	37,967	37,967
Obligations related to securities sold under repurchase agreements and securities lent	124,083	124,083	101,257	101,257
Subordinated debentures	7,553	7,252	5,627	5,698
Other financial liabilities	38,338	37,713	35,432	34,805

Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis
The following table outlines the fair value hierarchy of instruments carried at fair value on a recurring basis and of instruments not carried at fair value.

	2019				2018
As at October 31 ($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$3,709	$–	$3,709	$–	$3,175	$16	$3,191
Trading assets
Loans	–	13,829	–	13,829	–	14,334	–	14,334
Canadian federal government and government guaranteed debt	9,345	1,828	–	11,173	13,003	–	–	13,003
Canadian provincial and municipal debt	–	7,615	–	7,615	–	10,159	–	10,159
US treasury and other US agencies’ debt	8,604	–	–	8,604	7,164	–	–	7,164
Other foreign governments’ debt	6,058	3,224	–	9,282	4,610	1,833	–	6,443
Corporate and other debt	–	10,523	17	10,540	3	8,984	18	9,005
Income funds	73	–	–	73	29	–	–	29
Equity securities	65,215	161	1	65,377	39,513	158	–	39,671
Other (2)	995	–	–	995	454	–	–	454
	$90,290	$40,889	$18	$131,197	$64,776	$38,643	$34	$103,453
Financial assets designated at fair value through profit or loss	$–	$–	$–	$–	$12	$–	$–	$12

Investment securities (3)
Canadian federal government and government guaranteed debt	8,464	3,917	–	12,381	6,373	2,518	–	8,891
Canadian provincial and municipal debt	197	3,044	–	3,241	366	3,986	–	4,352
US treasury and other US agencies’ debt	16,117	3,772	–	19,889	18,472	669	–	19,141
Other foreign governments’ debt	10,973	9,608	30	20,611	10,457	9,485	48	19,990
Corporate and other debt	230	1,784	21	2,035	732	1,818	13	2,563
Other mortgage-backed securities	–	–	–	–	–	906	–	906
Equity securities	1,204	284	869	2,357	838	263	709	1,810
	$37,185	$22,409	$920	$60,514	$37,238	$19,645	$770	$57,653
Derivative financial instruments
Interest rate contracts	$–	$16,621	$15	$16,636	$–	$8,927	$112	$9,039
Foreign exchange and gold contracts	8	17,309	–	17,317	5	22,197	–	22,202
Equity contracts	599	1,394	2	1,995	797	1,556	8	2,361
Credit contracts	–	406	–	406	–	349	–	349
Commodity contracts	6	1,759	–	1,765	92	3,515	–	3,607
	$613	$37,489	$17	$38,119	$894	$36,544	$120	$37,558
Liabilities:
Deposits (4)	$–	$144	$–	$144	$–	$(401)	$–	$(401)
Financial liabilities designated at fair value through profit or loss	–	12,235	–	12,235	–	8,188	–	8,188
Obligations related to securities sold short	26,669	3,735	–	30,404	24,563	7,524	–	32,087

Derivative financial instruments
Interest rate contracts	–	13,867	71	13,938	–	11,012	74	11,086
Foreign exchange and gold contracts	–	20,350	–	20,350	–	20,537	–	20,537
Equity contracts	530	2,557	6	3,093	1,057	1,884	5	2,946
Credit contracts	–	38	–	38	–	70	–	70
Commodity contracts	–	2,803	–	2,803	34	3,294	–	3,328
	$530	$39,615	$77	$40,222	$1,091	$36,797	$79	$37,967

Instruments not carried at fair value (5) :
Assets:
Investment securities – amortized cost	$5,495	$16,377	$128	$22,000	$7,392	$12,815	$109	$20,316
Loans (6)	–	–	3 51 , 832	3 51 , 832	–	313, 959	–	313, 959

Liabilities:
Deposits (6)(7)	–	318,091	–	318,091	–	293,898	–	293,898
Subordinated debentures	–	7,553	–	7,553	–	5,627	–	5,627
Other liabilities	–	23,141	–	23,141	–	20,383	–	20,383

(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable.
(2)	Represents energy related assets.
(3)	Excludes debt investment securities measured at amortized cost of $21,845 (October 31, 2018 – $20,743).
(4)	These amounts represent embedded derivatives bifurcated from structured notes.
(5)	Represents the fair value of financial assets and liabilities where the carrying amount is not a reasonable approximation of fair value.
(6)	During fiscal year 2019, fair value of these fixed rate loans were impacted by multiple interest rate benchmark changes that reduced observability causing loans to be classified as level 3.
(7)	Excludes embedded derivatives bifurcated from structured notes.

Summary of Changes in Level 3 Instruments Carried at Fair Value
The following table summarizes the changes in Level 3 instruments carried at fair value for the year ended October 31, 2019.
All positive balances represent assets and negative balances represent liabilities. Consequently, positive amounts indicate purchases of assets or settlements of liabilities and negative amounts indicate sales of assets or issuances of liabilities.

	As at October 31, 2019
($ millions)	Fair value November 1 2018	Gains/(losses) recorded in income	Gains/(losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value October 31 2019	Change in unrealized gains/(losses) recorded in income for instruments still held (1)
Precious metals	$16	$–	$–	$25	$(41)	$–	$–	$–
	16	–	–	25	(41)	–	–	–
Trading assets
Corporate and other debt	18	2	–	1	(8)	4	17	2
Equity securities	–	–	–	1	–	–	1	–
	18	2	–	2	(8)	4	18	2

Investment securities
Other foreign governments’ debt	48	–	(2)	–	(9)	(7)	30	n/a
Corporate and other debt	13	–	12	–	–	(4)	21	n/a
Equity securities	709	43	28	277	(165)	(23)	869	36
	770	43	38	277	(174)	(34)	920	36

Derivative financial instruments – assets
Interest rate contracts	112	(80)	–	5	(22)	–	15	(25)
Equity contracts	8	(4)	–	–	–	(2)	2	–	(2)

Derivative financial instruments – liabilities
Interest rate contracts	(74)	20	–	(38)	21	–	(71)	5	(3)
Equity contracts	(5)	3	–	(2)	–	(2)	(6)	–	(2)
	41	(61)	–	(35)	(1)	(4)	(60)	(20)
Total	$845	$(16)	$38	$269	$(224)	$(34)	$878	$18

(1)	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
(2)
Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market
changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.

(3)
Certain unrealized losses on interest rate derivative contracts are largely offset by mark-to-market
changes on embedded derivatives on certain deposit liabilities in the Consolidated Statement of Income.

The following table summarizes the changes in Level 3 instruments carried at fair value for the year ended October 31, 2018.

	As at October 31, 2018
($ millions)	Fair value November 1 2017	Gains/(losses) recorded in income (1)	Gains/(losses) recorded in OCI	Purchases/ Issuances		Sales/ Settlements	Transfers into/out of Level 3	Fair value October 31 2018
Precious metals	$–	$–	$–	$5		$(8)	$19	$16
Trading assets	39	(10)	–	–		(18)	7	18
Investment securities	589	16	13	279	(2)	(107)	(20)	770
Derivative financial instruments	(238)	(43)	–	–		–	322	41

(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.
(2)	Includes amount related to BBVA Chile acquisition of $45 million.

Summary of Significant Unobservable Inputs Used in Measuring Financial Instruments Categorized as Level 3
The table below sets out information about significant unobservable inputs used in measuring financial instruments categorized as Level 3 in the fair value hierarchy.

	Valuation technique	Significant unobservable inputs	Range of estimates for unobservable inputs (1)	Changes in fair value from reasonably possible alternatives ($ millions)

Investment securities		General Partner valuations

Private equity securities (2)	Market comparable	per financial statements	93%	(25)/25
		Capitalization rate	7%

Derivative financial instruments

Interest rate contracts	Option pricing	Interest rate	9% - 190%	(1)/1
	model	volatility

Equity contracts	Option pricing	Equity volatility	2% - 131%	(7)/7
	model	Single stock correlation	(70)% - 97%

(1)	The range of estimates represents the actual lowest and highest level inputs used to fair value financial instruments within each financial statement category.
(2)
The valuation of private equity securities utilizes net asset values as reported by fund managers. Net asset values are not considered observable as the Bank cannot redeem these instruments at such values. The range for net asset values per unit or price per share has not been disclosed for these instruments since the valuations are not model-based.